Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories recognized as expense	$ 441,371	$ 279,728	$ 313,695
Amount expensed (credited) to cost of sales	$ 14,136	$ (240)	$ (322)